Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,235,095,505.21
Previously Paid Amount	48,335.00
Total Fee Amount	170,566.69
Total Offset Amount	0.00
Net Fee	$ 122,231.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A